Financial Instruments - Credit Risk - Cash Flow Hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / $ R$ / $ $ / $ $ / $ $ / $ $ / $ $ / T $ / lb ₡ / $ € / $	Dec. 31, 2023 MXN ($) $ / $ R$ / $ $ / $ ₡ / $ $ / T $ / $ € / $ $ / $ $ / $ $ / lb
Disclosure of detailed information about hedging instruments [line items]
Face amount	$ 67,216	$ 52,369
Cash flow hedges | Currency risk | Forward contract | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,455	$ 3,049
Average exchange rate | $ / $	18.74	18.39
Cash flow hedges | Currency risk | Forward contract | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 126	$ 1,781
Average exchange rate | $ / $	20.71	18.40
Cash flow hedges | Currency risk | Forward contract | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Forward contract | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 951	$ 2,486
Average exchange rate | R$ / $	5.50	5.10
Cash flow hedges | Currency risk | Forward contract | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 45	$ 1,370
Average exchange rate | R$ / $	6.07	5.07
Cash flow hedges | Currency risk | Forward contract | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | R$ / $	0	0
Cash flow hedges | Currency risk | Forward contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 275	$ 757
Average exchange rate | $ / $	4,134	4,436
Cash flow hedges | Currency risk | Forward contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 22	$ 334
Average exchange rate | $ / $	4,164	4,316
Cash flow hedges | Currency risk | Forward contract | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Forward contract | ARS/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 517	$ 150
Average exchange rate | $ / $	1,198	668.06
Cash flow hedges | Currency risk | Forward contract | ARS/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 60	$ 0
Average exchange rate | $ / $	1,286	0
Cash flow hedges | Currency risk | Forward contract | ARS/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Forward contract | URY/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 169	$ 344
Average exchange rate | $ / $	41.59	40.18
Cash flow hedges | Currency risk | Forward contract | URY/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 113	$ 163
Average exchange rate | $ / $	44.13	40.66
Cash flow hedges | Currency risk | Forward contract | URY/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Forward contract | CRC/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 240	$ 154
Average exchange rate | ₡ / $	531.13	558.89
Cash flow hedges | Currency risk | Forward contract | CRC/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 152	$ 117
Average exchange rate | ₡ / $	540.05	556.00
Cash flow hedges | Currency risk | Forward contract | CRC/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | ₡ / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 35,064	$ 43,095
Average exchange rate | $ / $	20.51	17.77
Cash flow hedges | Currency risk | Currency swap contract | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 174
Average exchange rate | R$ / $	0	4.81
Cash flow hedges | Currency risk | Currency swap contract | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | R$ / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 17,903	$ 14,022
Average exchange rate | R$ / $	5.09	5.05
Cash flow hedges | Currency risk | Currency swap contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 561	$ 0
Average exchange rate | $ / $	3,817	0
Cash flow hedges | Currency risk | Currency swap contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 593	$ 1,109
Average exchange rate | $ / $	3,420.15	3,601.94
Cash flow hedges | Currency risk | Currency swap contract | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,761	$ 1,822
Average exchange rate | $ / $	4,271.98	3,743.16
Cash flow hedges | Currency risk | Currency swap contract | CLP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | CLP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 286,246
Average exchange rate | $ / $	0	870.50
Cash flow hedges | Currency risk | Currency swap contract | CLP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 325	$ 2,082
Average exchange rate | $ / $	816.00	764.40
Cash flow hedges | Currency risk | Currency swap contract | EUR/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | EUR/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Cash flow hedges | Currency risk | Currency swap contract | EUR/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 583	$ 10,939
Average exchange rate | € / $	1.09	1.09
Cash flow hedges | Currency risk | Currency swap contract | PEN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average exchange rate | $ / $	0
Cash flow hedges | Currency risk | Currency swap contract | PEN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average exchange rate | $ / $	0
Cash flow hedges | Currency risk | Currency swap contract | PEN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 67
Average exchange rate | $ / $	3.74
Cash flow hedges | Interest rate risk | Interest rate swaps | Brazilian reais | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swaps | Brazilian reais | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swaps | Brazilian reais | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 10,134	$ 8,447
Average interest rate	0.16%	0.16%
Cash flow hedges | Interest rate risk | Interest rate swaps | Chilean pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swaps | Chilean pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2	$ 2
Average interest rate	6.10%	3.57%
Cash flow hedges | Interest rate risk | Interest rate swaps | Chilean pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Commodity price risk | Commodity price contracts | Sugar Price Contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,476	$ 1,703
Average price | $ / lb	19.38	22.43
Cash flow hedges | Commodity price risk | Commodity price contracts | Sugar Price Contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,500	$ 890
Average price | $ / lb	19.14	22.18
Cash flow hedges | Commodity price risk | Commodity price contracts | Sugar Price Contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 787	$ 745
Average price | $ / lb	17.94	22.62
Cash flow hedges | Commodity price risk | Commodity price contracts | Aluminum price contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 440	$ 298
Average price | $ / T	2,480.15	2,304
Cash flow hedges | Commodity price risk | Commodity price contracts | Aluminum price contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 389	$ 349
Average price | $ / T	2,542.39	2,364
Cash flow hedges | Commodity price risk | Commodity price contracts | Aluminum price contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average price | $ / T	0	0
Cash flow hedges | Commodity price risk | Commodity price contracts | PX MEG contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 72
Average price | $ / T	950.00
Cash flow hedges | Commodity price risk | Commodity price contracts | PX MEG contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average price | $ / T	0
Cash flow hedges | Commodity price risk | Commodity price contracts | PX MEG contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average price | $ / T	0
Cash flow hedges | Commodity price risk | Commodity price contracts | Diesel price contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11
Average price | $ / T	2.14
Cash flow hedges | Commodity price risk | Commodity price contracts | Diesel price contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11
Average price | $ / T	2.14
Cash flow hedges | Commodity price risk | Commodity price contracts | Diesel price contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0
Average price | $ / T	0
Cash flow hedges | Foreign exchange currency risk | Currency swap contract | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $	19.55
Face amount	$ 568
Cash flow hedges | Foreign exchange currency risk | Currency swap contract | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $	20.61
Face amount	$ 1,127
Cash flow hedges | Foreign exchange currency risk | Currency swap contract | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | R$ / $	5.77
Face amount	$ 472
Cash flow hedges | Foreign exchange currency risk | Currency swap contract | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | R$ / $	6.04
Face amount	$ 928
Cash flow hedges | Foreign exchange currency risk | Currency swap contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $	4,313
Face amount	$ 307
Cash flow hedges | Foreign exchange currency risk | Currency swap contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $	4,361.66
Face amount	$ 299